Cover	Feb. 22, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 22, 2023
Current Fiscal Year End Date	--10-31
Entity File Number	333-201215
Entity Registrant Name	Pedro’s List, Inc.
Entity Central Index Key	0001627554
Entity Tax Identification Number	32-0450509
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	11700 West Charleston Blvd.
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89135
City Area Code	702
Local Phone Number	985-7544
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false